COMMON SHARES - Public Offering and Subscription Receipts (Details) CAD / shares in Units, CAD in Millions, $ in Billions	1 Months Ended			12 Months Ended
	Nov. 30, 2016 CAD CAD / shares shares	Nov. 30, 2016 USD ($) shares	Apr. 30, 2016 CAD CAD / shares shares	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Class of Stock [Line Items]
Subscription receipt (in shares) | shares			96,600,000
Share price (in CAD per share) | CAD / shares			CAD 45.75
Common stock, value, subscriptions | CAD			CAD 4,400
Common stock subscriptions, number of common shares issuable per subscription (in shares) | shares			1
Issued under public offerings (in shares) | shares	60,200,000	60,200,000
Sale of stock, price per share (in CAD per share) | CAD / shares	CAD 58.50
Common shares issued, net of issue costs | CAD	CAD 3,500			CAD 274	CAD 7,747	CAD 27
Bridge facility, floating rates
Class of Stock [Line Items]
Proceeds from lines of credit | $		$ 6.9
Interest Expense
Class of Stock [Line Items]
Dividend equivalent payments recorded as interest expense | CAD					CAD 109